Business Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
BUSINESS ACQUISITIONS

3.      BUSINESS ACQUISITIONS

Business acquisitions in the year ended December 31, 2019:

Acquisition of Melo Inc.

In May 2019, the Group acquired 100% equity interests of Melo Inc., a company providing technology services, at the share consideration valued at RMB107,883 under an equity exchange arrangement. The control of Melo Inc. was transferred to the Group in May 2019 and the ordinary shares of the Company were issued in August 2019. Melo Inc. controls and consolidates Weixue Tianxia through a series of contractual arrangements where the primary beneficiary is Melo Inc.

The acquisition was recorded using the acquisition method of accounting. Accordingly, the acquired assets and liabilities assumed were at their fair value on the date of acquisition. The purchase price allocation was determined by the Group with assistance of an independent valuation appraiser. The purchase prices were allocated on the date of acquisition as follows:

	RMB	Amortization Period
Cash	634
Other current assets	3,335
Property and equipment	370
Intangible assets	13,708	19 years
ROU assets	301
Lease liabilities, current	(127)
Current liabilities	(2,881)
Lease liabilities, non-current	(174)
Goodwill	92,717
Total purchase consideration	107,883

Other acquisitions in the year ended December 31, 2019:

During the year ended December 31, 2019, the Group also made several other business acquisitions. The total consideration of these business acquisitions was RMB22,647, of which RMB4,510 was cash consideration and RMB18,137 was previously held equity interest. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB3,608, RMB562, RMB21,751 and RMB19,597, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s combined and consolidated financial statements from their respective acquisition dates.

Business acquisitions in the year ended December 31, 2021:

During the year ended December 31, 2021, the Group made two business acquisitions which were individually and collectively immaterial business combinations. The total cash consideration of these business acquisitions was RMB3,850. The cash and cash equivalents, intangible assets, goodwill and acquired noncontrolling interests from these business acquisitions were RMB86, RMB10,699, RMB14,051 and RMB22,400, respectively. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser.

The results of operations for all these acquired entities have been included in the Group’s combined and consolidated financial statements from their respective acquisition dates.